SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE COOKING RESTAURANT CHAIN CO., LTD. (Details 4) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Ordinary Shares CNY	Dec. 31, 2012 Ordinary Shares CNY	Dec. 31, 2011 Ordinary Shares CNY	Dec. 31, 2013 Additional Paid in Capital CNY	Dec. 31, 2012 Additional Paid in Capital CNY	Dec. 31, 2011 Additional Paid in Capital CNY	Dec. 31, 2013 Retained Earnings CNY	Dec. 31, 2012 Retained Earnings CNY	Dec. 31, 2011 Retained Earnings CNY	Dec. 31, 2013 Accumulated Other Comprehensive Loss CNY	Dec. 31, 2012 Accumulated Other Comprehensive Loss CNY	Dec. 31, 2011 Accumulated Other Comprehensive Loss CNY	Dec. 31, 2013 PARENT COMPANY CNY	Dec. 31, 2012 PARENT COMPANY CNY	Dec. 31, 2011 PARENT COMPANY CNY	Dec. 31, 2013 PARENT COMPANY Ordinary Shares CNY	Dec. 31, 2012 PARENT COMPANY Ordinary Shares CNY	Dec. 31, 2011 PARENT COMPANY Ordinary Shares CNY	Dec. 31, 2013 PARENT COMPANY Additional Paid in Capital CNY	Dec. 31, 2012 PARENT COMPANY Additional Paid in Capital CNY	Dec. 31, 2011 PARENT COMPANY Additional Paid in Capital CNY	Dec. 31, 2013 PARENT COMPANY Retained Earnings CNY	Dec. 31, 2012 PARENT COMPANY Retained Earnings CNY	Dec. 31, 2011 PARENT COMPANY Retained Earnings CNY	Dec. 31, 2013 PARENT COMPANY Accumulated Other Comprehensive Loss CNY	Dec. 31, 2012 PARENT COMPANY Accumulated Other Comprehensive Loss CNY	Dec. 31, 2011 PARENT COMPANY Accumulated Other Comprehensive Loss CNY
Increase (Decrease) in Shareholders' Equity
Balance		870,128	777,904	766,092	745	741	736	719,641	702,995	682,577	158,068	82,432	89,382	(8,326)	(8,264)	(6,603)	871,295	779,078	766,920	745	741	736	719,641	702,995	682,577	158,068	82,432	89,382	(7,159)	(7,090)	(5,775)
Balance (in shares)	104,404,831	104,404,831			104,404,831	103,844,239	103,080,000										104,404,831			104,404,831	103,844,239	103,080,000
Net income (loss)	6,534	39,550	75,636	(6,950)							39,550	75,636	(6,950)				39,550	75,636	(6,950)							39,550	75,636	(6,950)
Issuance of ordinary shares upon exercise of options and vesting of restricted shares		7,695	950	4,605	11	4	5	7,684	946	4,600							7,695	950	4,605	11	4	5	7,684	946	4,600
Issuance of ordinary shares upon exercise of options and vesting of restricted shares (in shares)					1,891,843	560,592	764,239													1,891,843	560,592	764,239
Share-based compensation		15,894	15,700	15,818				15,894	15,700	15,818							15,894	15,700	15,818				15,894	15,700	15,818
Foreign currency translation adjustments	(134)	(810)	(62)	(1,661)										(810)	(62)	(1,661)	(1,977)	(69)	(1,315)										(1,977)	(69)	(1,315)
Balance	$ 154,031	932,457	870,128	777,904	756	745	741	743,219	719,641	702,995	197,618	158,068	82,432	(9,136)	(8,326)	(8,264)	932,457	871,295	779,078	756	745	741	743,219	719,641	702,995	197,618	158,068	82,432	(9,136)	(7,159)	(7,090)
Balance (in shares)	106,296,674	106,296,674	104,404,831		106,296,674	104,404,831	103,844,239										106,296,674	104,404,831		106,296,674	104,404,831	103,844,239